MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION	12 Months Ended
Dec. 31, 2014
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION [Abstract]
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION
23	MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION

Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises, the Company's subsidiaries in the PRC registered as foreign-owned enterprise must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of the relevant PRC subsidiary.  These reserves include a (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund.  Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other fund appropriations are at the Group's discretion.  These reserve funds can only be used for specific purposes and are not distributable as cash dividends.  As of December 31, 2013 and 2014, the balance of the Company's PRC subsidiaries reserves amounted to $14,299 and $14,299, respectively.

In addition to these reserves, the registered capital of the Company's PRC subsidiaries is also restricted.  As of December 31, 2013 and 2014, the total amount of the restricted capital and reserves amounted to $134,571 and $113,505, respectively.